Annual Total Returns[BarChart] - Internet UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	53.96%	(12.68%)	29.61%	85.87%	0.48%	30.81%	7.40%	57.92%	4.78%	25.95%